SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net income		$ 3,902.4	$ 721.5	$ 3,350.9
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation		121.3	122.7	100.7
Changes in:
Accounts payable, accrued expenses, and other liabilities		699.6	199.5	399.7
Income taxes		181.2	(515.3)	(86.0)
Other, net		(255.0)	(104.7)	26.1
Net cash provided by operating activities		10,643.3	6,848.8	7,761.7
Cash Flows From Investing Activities:
Acquisition of Protective		0.0	0.0	(313.2)
Net Cash Provided by (Used in) Investing Activities		(10,842.6)	(7,956.2)	(3,119.8)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	[1]	(234.0)	(234.0)	(3,746.5)
Dividends paid to preferred shareholders	[1]	(43.6)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(95.0)	(76.7)	(67.2)
Acquisition of treasury shares acquired in open market		(45.7)	(22.3)	(155.8)
Net proceeds from debt issuance		496.3	1,486.0	0.0
Repayments of Long-term Debt		0.0	0.0	(500.0)
Net cash provided by (used in) financing activities		78.0	1,126.2	(4,516.3)
Change in cash, cash equivalents, and restricted cash		(121.3)	18.8	125.6
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		220.9	202.1	76.5
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		99.6	220.9	202.1
Parent Company
Cash Flows From Operating Activities:
Net income		3,902.4	721.5	3,350.9
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries		(3,572.3)	(325.0)	(674.9)
Amortization of equity-based compensation		3.3	3.2	3.1
Changes in:
Intercompany receivable		(420.5)	(79.0)	86.6
Accounts payable, accrued expenses, and other liabilities		12.5	(21.5)	23.8
Income taxes		301.2	28.9	(154.8)
Other, net		9.6	60.1	76.8
Net cash provided by operating activities		236.2	388.2	2,711.5
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries		(621.5)	(797.8)	(397.3)
Received from (paid to) investment subsidiary		307.3	(716.6)	2,519.6
Acquisition of Protective		0.0	0.0	(337.5)
Net Cash Provided by (Used in) Investing Activities		(314.2)	(1,514.4)	1,784.8
Cash Flows From Financing Activities:
Dividends paid to common shareholders		(234.0)	(234.0)	(3,746.5)
Dividends paid to preferred shareholders		(43.6)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(95.0)	(76.7)	(67.2)
Acquisition of treasury shares acquired in open market		(45.7)	(22.3)	(155.8)
Net proceeds from debt issuance		496.3	1,486.0	0.0
Repayments of Long-term Debt		0.0	0.0	(500.0)
Net cash provided by (used in) financing activities		78.0	1,126.2	(4,496.3)
Change in cash, cash equivalents, and restricted cash		0.0	0.0	0.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		0.0	0.0	0.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 0.0	$ 0.0	$ 0.0

[1]	See Note 14 – Dividends for further discussion.